Bank Loans - current portion (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Short-term Debt [Line Items]
Long-term debt, Current portion	$ 59,687		$ 89,169
Long-term debt, Long- term portion	0		0
Long-term Debt, Total	59,687		89,169
Deutsche Bank Nederland [Member]
Short-term Debt [Line Items]
Long-term debt, Current portion	0		14,741
Long-term debt, Long- term portion	0		0
Long-term Debt, Total	0		14,741
Deutsche Bank Nederland [Member]
Short-term Debt [Line Items]
Long-term debt, Current portion	0		14,741
Long-term debt, Long- term portion	0		0
Long-term Debt, Total	0		14,741
Credit Suisse (a) [Member]
Short-term Debt [Line Items]
Long-term debt, Current portion	8,170	[1]	8,170	[1]
Long-term debt, Long- term portion	0	[1]	0	[1]
Long-term Debt, Total	8,170	[1]	8,170	[1]
Credit Suisse (b) [Member]
Short-term Debt [Line Items]
Long-term debt, Current portion	8,170	[2]	8,170	[2]
Long-term debt, Long- term portion	0	[2]	0	[2]
Long-term Debt, Total	8,170	[2]	8,170	[2]
Credit Suisse (c) [Member]
Short-term Debt [Line Items]
Long-term debt, Current portion	20,110	[3]	20,110	[3]
Long-term debt, Long- term portion	0	[3]	0	[3]
Long-term Debt, Total	20,110	[3]	20,110	[3]
National Bank of Greece (d) [Member]
Short-term Debt [Line Items]
Long-term debt, Current portion	23,237	[4]	23,237	[4]
Long-term debt, Long- term portion	0	[4]	0	[4]
Long-term Debt, Total	$ 23,237	[4]	$ 23,237	[4]

[1]	M/V Free Hero Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.
[2]	M/V Free Goddess Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.
[3]	M/V Free Jupiter Seven quarterly installments of $350 commencing on June 30, 2014 and a balloon payment of $17,660 payable together with the last installment due on December 31, 2015.
[4]	M/V Free Impala M/V Free Neptune Eleven quarterly installments of $837.5 and a balloon payment of $14,025, payable together with the last installment due on December 16, 2016.